SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Short-Term Debt

	Annual			As of December 31,
	Interest	Maturity		2024	2025
	Rate	Date	Guarantee	RMB	RMB

Bank of China	2.40%	March 19, 2026	Hua Wang	-	50
Bank of China	2.40%	March 19, 2026	Xiaoqun Yu	-	10,004
Bank of China	2.50%	July 27, 2026	Hua Wang	-	10,007
Bank of China	2.50%	July 27, 2026	Xiaoqun Yu	-	10,007
Agricultural Bank of China	2.30%	October 15, 2026	Xiaoqun Yu	-	10,007
Total short-term borrowings				-	40,075